            As filed with the Securities and Exchange Commission on

                                 JULY 13, 2001

                                              FILE NOS. 333-90049 AND 811-09675

-------------------------------------------------------------------------------


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                         ____________________________

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF [X] 1933



  Pre-Effective Amendment No.    [_]


  Post-Effective Amendment No. 1 [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

  Amendment No. 1   [X]

-------------------------------------------------------------------------------

                             BOSTON ADVISORS TRUST
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                              100 Federal Street,
                                Boston, MA 02110
                    (Address of principal executive offices)
                 Registrant's telephone number: (617) 348-3100


                              Michael J. Vogelzang
                             Boston Advisors, Inc.
                               100 Federal Street
                          Boston, Massachusetts 02110
-------------------------------------------------------------------------------
                    (Name and address of agent for service)
                                With a copy to:

                             Pamela J. Wilson, Esq.
                               Hale and Dorr, LLP
                                60 State Street
                          Boston, Massachusetts 02109

-------------------------------------------------------------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective:
/X/  immediately upon filing pursuant to paragraph (b)
/ /  On ____, 2001, pursuant to paragraph (b)
/ /  60 days after filing, pursuant to paragraph (a)(1)
/ /  On ____, pursuant to paragraph (a)(1)
/ /  75 days after filing, pursuant to paragraph (a)(2)
/ /  On ___ , pursuant to paragraph (a)(2) of Rule 485.

                                        --------------------------------------
                                                       Boston
                                                      Advisors
                                                       Trust
                                        --------------------------------------
                                                 P R O S P E C T U S

                                                    July 13, 2001

                                                   BOSTON ADVISORS
                                                 CASH RESERVES FUND

                                            BOSTON ADVISORS U.S. GOVERNMENT
                                                  MONEY MARKET FUND

                                              BOSTON ADVISORS TAX FREE
                                                  MONEY MARKET FUND











                                          Neither the Securities and Exchange
                                      Commission nor any state securities agency
                                           has approved or disapproved these
                                         securities or determined whether this
                                           prospectus is accurate or complete.
                                      Any statement to the contrary is a crime.

                                        --------------------------------------
                                               Boston Advisors, Inc.(R)
                                        --------------------------------------

                                                       ADVEST

                                        --------------------------------------


ADVEST
-----------------------------------
01602

              Boston Advisors, Inc.
              100 Federal Street
              29th Floor
              Boston, MA 02110
              1-800-523-5903

Advest, Inc.
Member: NASD, NYSE, SIPC

[Graphic Appears Here]

TABLE OF CONTENTS
-------------------------------------------------------------------------------

RISK/RETURN SUMMARY...........................       3

Boston Advisors Cash Reserves Fund............       4

Boston Advisors U.S. Government
 Money Market Fund............................       6

Boston Advisors Tax Free
 Money Market Fund............................       8

INVESTMENT ADVISER............................      10

INVESTMENT AND ACCOUNT
 POLICIES.....................................      11

Buying Shares.................................      12

Redeeming Shares..............................      13

Other Share Transaction Procedures............      14

Dividends, Distributions and Taxes............      15

Financial Highlights..........................      16


FOR MORE INFORMATION..........................      20

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

BOSTON ADVISORS MONEY MARKET FUNDS
Each fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital. Each fund invests in money market securities and is designed to maintain a stable $1 share price.


WHO MAY WANT TO INVEST
These funds may be appropriate if you:

 .  Are looking for current income
 .  Need relative stability of principal
 .  Are investing for a short period of time
 . Want to allocate a portion of your investment assets to money market securities

Boston Advisors Tax Free Money Market Fund may also be appropriate if you are a taxpayer in a high tax bracket seeking income exempt from federal income tax.

RISKS OF THE FUNDS
An investment in money market funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.


INVESTMENT ADVISER
Each fund is managed by Boston Advisors, Inc. Founded in 1974, Boston Advisors is a registered investment adviser. Boston Advisors is a wholly-owned subsidiary of The Advest Group, Inc., a diversified financial services firm, and member of The MONY Group Inc. (NYSE: MNY).

BOSTON ADVISORS CASH RESERVES FUND
--------------------------------------------------------------------------------


INVESTMENT GOALS
Seeks to preserve capital and maintain liquidity, consistent with seeking maximum current income. The fund's board may change these goals without obtaining the approval of the fund's shareholders. The fund intends to maintain a stable $1 share price.

PRINCIPAL INVESTMENTS
The fund invests in U.S. dollar denominated money market securities. These may include obligations issued by:

  . the U.S. government and its agencies and instrumentalities
  . corporations, banks and other companies
  . multinational organizations such as the World Bank
  . non-U.S. governments
  . U.S. states and municipalities

The fund may invest in all types of money market securities of U.S. and non-U.S. issuers, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities. These securities may pay interest at fixed, floating or variable rates.

MINIMUM CREDIT QUALITY
All investments acquired by the fund will be rated in one of the two highest short-term rating categories of a nationally recognized statistical rating organization or, if unrated, will be of equivalent quality.


MAXIMUM MATURITY
The fund will maintain an average dollar weighted portfolio maturity of 90 days or less. The fund's individual securities must have a remaining maturity of 397 days or less.


OTHER INVESTMENT COMPANIES
The fund may invest in securities issued by other money market fund investment companies. Investments by the fund in other money market fund investment companies will be subject to the limitations of the Investment Company Act of 1940, as amended (the "1940 Act").


HOW THE ADVISER SELECTS THE FUND'S INVESTMENTS
The adviser selects for the fund's portfolio those securities that appear to offer the best relative value based on an analysis of their credit quality, interest rate sensitivity, yields and prices. Depending on its outlook for short-term interest rates, the adviser may shorten or lengthen the fund's average portfolio maturity. To take advantage of changing yield differentials, the fund may overweight particular sectors of the short-term debt market while maintaining overall issuer and sector diversification.

PRINCIPAL RISKS
The fund might not be able to maintain a $1 share price and investors could lose money if any of these events occurs:

  . The issuer or guarantor of a security owned by the fund defaults on its payment obligations, becomes insolvent or has its credit rating downgraded by a rating agency.
  .  There is a sudden or sharp increase in interest rates.
  . The value of the fund's non-U.S. securities goes down because of unfavorable non-U.S. government actions, political instability or the more limited availability of accurate information about non-U.S. issuers.
  . The adviser's judgment about the relative value or credit quality of securities selected for the fund's portfolio proves to be incorrect.

PERFORMANCE INFORMATION
Because the fund has not been in operation for a full calendar year, its performance information has not been included.



FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

                                                                 CLASS 1                CLASS 2
---------------------------------------------------------------------------------------------------
     SHAREHOLDER FEES
     (paid directly from your investment)                         None                    None
     ANNUAL FUND OPERATING EXPENSES
     (deducted from fund assets)
     MANAGEMENT FEES                                              0.55%                   0.55%
     DISTRIBUTION (12B-1) AND/OR SERVICE FEES                     0.25%                   None
     OTHER EXPENSES                                               0.23%                   0.23%
     ----------------------------------------------------------------------------------------------
     TOTAL ANNUAL FUND OPERATING EXPENSES                         1.03%                   0.78%
     FEE WAIVER AND EXPENSE REIMBURSEMENT1                       (0.13%)                 (0.13%)
     ----------------------------------------------------------------------------------------------
     NET EXPENSES                                                 0.90%                   0.65%
---------------------------------------------------------------------------------------------------
/1/ The adviser has contractually agreed to waive its advisory fees and reimburse the fund for its expenses through September 1, 2002 to the extent necessary to maintain the expense ratios of Class 1 and Class 2 at not more than
0.90% and 0.65% of their average net assets, respectively. These caps may be changed or terminated at any time after September 1, 2002 and do not apply to brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses.

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN SHARES OF
THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.
---------------------------------------------------------------------------------------------------
The example assumes that:

     .    You invest $10,000 in the fund for the time periods indicated.
     .    Your investment has a 5% return each year.
     .    The fund's operating expenses remain the same.
     .    You redeem your investment at the end of each period.
     .    The Adviser's operating expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                          CLASS 1            CLASS 2
---------------------------------------------------------------------------------------------------
        1 year                             $   92            $   66
        3 years                            $  310            $  232
        5 years                            $  552            $  416
       10 years                            $1,244            $  950
---------------------------------------------------------------------------------------------------

BOSTON ADVISORS U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT GOALS
Seeks to preserve capital and maintain liquidity, consistent with seeking maximum current income. The fund's board may change these goals without obtaining the approval of the fund's shareholders. The fund intends to maintain a stable $1 share price.

PRINCIPAL INVESTMENTS
The fund invests exclusively in short-term U.S. government securities and repurchase agreements based on U.S. government securities. U.S. government securities include all securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

MAXIMUM MATURITY
The fund will maintain an average dollar weighted portfolio maturity of 90 days or less. The fund's individual securities must have a remaining maturity of 397 days or less.

OTHER INVESTMENT COMPANIES
The fund may invest in securities issued by other money market fund investment companies. Investments by the fund in other money market fund investment companies will be subject to the limitations of the 1940 Act.


HOW THE ADVISER SELECTS THE FUND'S INVESTMENTS
The adviser selects for the fund's portfolio those securities that appear to offer the best relative value based on an analysis of their interest rate sensitivity, yields and prices. Depending on its outlook for short-term interest rates, the adviser may shorten or lengthen the fund's average portfolio maturity.

PRINCIPAL RISKS
The fund might not be able to maintain a $1 share price and investors could lose money if either of these events occurs:

   .  There is a sudden or sharp increase in interest rates.
   . The adviser's judgment about the relative value of securities selected for the fund's portfolio proves to be incorrect.

Although U.S. government securities and repurchase agreements based on these securities present a low risk of default, the U.S. government does not guarantee the value of the fund's investments or shares.

PERFORMANCE INFORMATION
Because the fund has not been in operation for a full calendar year, its performance information has not been included.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS 1            CLASS 2
---------------------------------------------------------------------------------------------
     SHAREHOLDER FEES
     (paid directly from your investment)                    None               None
     ANNUAL FUND OPERATING EXPENSES
     (deducted from fund assets)
     MANAGEMENT FEES                                        0.55%               0.55%
     DISTRIBUTION (12B-1) AND/OR SERVICE FEES               0.25%               None
     OTHER EXPENSES                                         0.27%               0.27%
     ----------------------------------------------------------------------------------------
     TOTAL ANNUAL FUND OPERATING EXPENSES                   1.07%               0.82%
     FEE WAIVER AND EXPENSE REIMBURSEMENT1                 (0.17%)             (0.17%)
     ----------------------------------------------------------------------------------------
     NET EXPENSES                                           0.90%               0.65%
---------------------------------------------------------------------------------------------
1 The adviser has contractually agreed to waive its advisory fees and reimburse the fund for its expenses through September 1, 2002 to the extent necessary to maintain the expense ratios of Class 1 and Class 2 at not more than 0.90% and
0.65% of their average net assets, respectively. These caps may be changed or terminated at any time after September 1, 2002 and do not apply to brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses.

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN SHARES OF
THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.
---------------------------------------------------------------------------------------------
    The example assumes that:
       .    You invest $10,000 in the fund for the time periods indicated.
       .    Your investment has a 5% return each year.
       .    The fund's operating expenses remain the same.
       .    You redeem your investment at the end of each period.
       .    The Adviser's operating expense limitation is in effect for year one.
    Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                  CLASS 1                CLASS 2
---------------------------------------------------------------------------------------------
         1 year                   $   92                 $    66
         3 years                  $  318                 $   239
         5 years                  $  568                 $   433
        10 years                  $1,285                 $   992
---------------------------------------------------------------------------------------------

BOSTON ADVISORS TAX FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT GOALS
Seeks to preserve capital and maintain liquidity, consistent with seeking maximum current income that is exempt from regular federal income tax. The fund's board may change these goals without obtaining the approval of the fund's shareholders. The fund intends to maintain a stable $1 share price.

PRINCIPAL INVESTMENTS
The fund invests at least 80% of its assets in short-term municipal securities. These include obligations issued by:

   . Any of the 50 states and their political subdivisions, agencies and public authorities
   . Other governmental issuers such as Puerto Rico, the U.S. Virgin Islands and Guam.

The municipal securities in which the fund invests include general obligation bonds, revenue bonds and notes and municipal leases.

Municipal securities may pay interest at fixed, variable or floating rates. The interest on these securities is exempt from regular federal income tax and normally is lower than it would be if the interest were subject to taxation. The fund can invest up to 20% of its assets in securities whose interest is federally taxable.

MINIMUM CREDIT QUALITY
All investments acquired by the fund will be rated in one of the two highest short-term rating categories of a nationally recognized statistical rating organization or, if unrated, will be of equivalent quality.

MAXIMUM MATURITY
The fund will maintain an average dollar weighted portfolio maturity of 90 days or less. The fund's individual securities must have a remaining maturity of 397 days or less.



OTHER INVESTMENT COMPANIES
The fund may invest in securities issued by other money market fund investment companies. Investments by the fund in other money market fund investment companies will be subject to the limitations of the 1940 Act.


HOW THE ADVISER SELECTS THE FUND'S INVESTMENTS
The adviser selects for the fund's portfolio those securities that appear to offer the best relative value based on an analysis of their credit quality, interest rate sensitivity, after-tax yields and prices. Depending on its outlook for short-term interest rates, the adviser may shorten or lengthen the fund's average portfolio maturity. To take advantage of changing yield differentials, the fund may overweight particular sectors of the short term municipal market while maintaining overall issuer, sector and geographical diversification to reduce credit risk.

PRINCIPAL RISKS
TAXABLE DISTRIBUTIONS
Normally, substantially all of the fund's income will not be subject to federal taxation. However, some of the fund's income distributions may be, and distributions of the fund's capital gains will be, subject to federal taxation. The fund may realize taxable capital gains on the sale of its securities. Some of the fund's income distributions may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and capital gains generally will be subject to state income taxation.

INVESTMENT RISKS
The fund might not be able to maintain a $1 share price and investors could lose money if any of these events occurs:

   . The issuer or guarantor of a security owned by the fund defaults on its payment obligations, becomes insolvent or has its credit rating downgraded by a rating agency.
   . New federal or state laws adversely affect the tax-exempt status of securities held by the fund or the ability of issuers to pay principal and interest on these securities.
   .  There is a sudden or sharp increase in interest rates.
   . The adviser's judgment about the relative value or credit quality of securities selected for the fund's portfolio proves to be incorrect.

PERFORMANCE INFORMATION
Because the fund does not have a full calendar year of operations, its performance information has not been included.



FEES AND EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

                                                                      CLASS 1       CLASS 2
--------------------------------------------------------------------------------------------------
     SHAREHOLDER FEES
     (paid directly from your investment)                              None           None
     ANNUAL FUND OPERATING EXPENSES
     (deducted from fund assets)
     MANAGEMENT FEES                                                   0.55%          0.55%
     DISTRIBUTION (12B-1) AND/OR SERVICE FEES                          0.25%          None
     OTHER EXPENSES                                                    0.29%          0.29%
     ---------------------------------------------------------------------------------------------
     TOTAL ANNUAL FUND OPERATING EXPENSES                              1.09%          0.84%
     FEE WAIVER AND EXPENSE REIMBURSEMENT/1/                          (0.19%)        (0.19%)
     ---------------------------------------------------------------------------------------------
     NET EXPENSES                                                      0.90%          0.65%
--------------------------------------------------------------------------------------------------
/1/ The adviser has contractually agreed to waive its advisory fees and reimburse the fund for its expenses through September 1, 2002 to the extent necessary to maintain the expense ratios of Class 1 and Class 2 at not more than 0.90% and
0.65% of their average net assets, respectively. These caps may be changed or terminated at any time after September 1, 2002 and do not apply to brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses.

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN SHARES OF
THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.
--------------------------------------------------------------------------------------------------
     The example assumes that:

        .   You invest $10,000 in the fund for the time periods indicated.
        .   Your investment has a 5% return each year.
        .   The fund's operating expenses remain the same.
        .   You redeem your investment at the end of each period.
        .   The Adviser's operating expense limitation is in effect for year one.
     Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                 CLASS 1                  CLASS 2
--------------------------------------------------------------------------------------------------
         1 year                  $    92                  $    66
         3 years                 $   321                  $   242
         5 years                 $   576                  $   441
        10 years                 $ 1,306                  $ 1,013


INVESTMENT ADVISER
--------------------------------------------------------------------------------


BOSTON ADVISORS
The funds' investment adviser is Boston Advisors, Inc., located at 100 Federal Street, Boston, Massachusetts 02110. Boston Advisors is a registered investment adviser established in 1974. It manages fixed income, balanced and equity portfolios.

ADVEST GROUP AND THE MONY GROUP INC.
The adviser is a wholly-owned subsidiary of The Advest Group, Inc., a diversified financial services firm with headquarters in Hartford, Connecticut. Through its subsidiaries, The Advest Group, Inc. offers a comprehensive range of investment products and services to individuals, business owners and companies. Together with its predecessor companies, The Advest Group, Inc. has been serving investors since 1898. Advest is a member of The MONY Group Inc. (NYSE: MNY), a financial services holding company that provides life insurance, annuities and investments through its member companies.


ADVISORY FEES
Each fund has agreed to pay the adviser a monthly advisory fee at an annual rate equal to 0.55% of the fund's average daily net assets.


The adviser has contractually agreed to waive its advisory fee and reimburse each fund for its expenses through September 1, 2002 to the extent necessary to maintain the expense ratio of Class 1 shares of each fund at not more than 0.90% of their respective average net assets and Class 2 shares of each fund at not more than 0.65% of their respective average net assets. These caps may be changed or terminated at any time after September 1, 2002 and do not apply to brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses.


DISTRIBUTOR
Advest, Inc., a wholly-owned broker-dealer subsidiary of The Advest Group, Inc., is the principal distributor of each fund's shares.

DISTRIBUTION PLAN

The funds have adopted a rule 12b-1 distribution plan authorizing each fund's Class 1 shares to pay service fees equal to 0.25% annually of the class' average daily net assets. These fees are an ongoing expense and, over time, may cost you more than paying an initial sales charge. Class 2 shares are not subject to the rule 12b-1 plan and do not pay these service fees. Class 2 is only available to select special purpose accounts, including certain individual retirement plan and qualified benefit plan accounts.

INVESTMENT AND ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHARE PRICE
You may buy, exchange or redeem fund shares at their net asset value next determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabilities for each class of shares. Each fund calculates its net asset value at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each day the Exchange is open. However, a fund's net asset value may be calculated earlier if trading on the Exchange is restricted or as permitted by the SEC. The Exchange is closed on certain holidays listed in the SAI.

Each fund uses the amortized cost method to value its portfolio securities. Using this method, a fund amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund.

The Boston Advisors Cash Reserves Fund and the Boston Advisors Tax Free Money Market Fund have purchased insurance to cover certain losses caused by a default or bankruptcy of issuers of securities owned by the funds. This policy is designed to guard against fluctuations in a fund's net asset value due to adverse credit events. Under the limits of this policy, the Boston Advisors Cash Reserves Fund and the Boston Advisors Tax Free Money Market Fund will only be protected to a maximum loss negotiated with the insurance provider after subtracting a specific deductible per adverse credit event. While these funds will pay premiums for this coverage, a fund may incur losses to the extent that the insurance does not cover them.


TRANSACTION REQUESTS
When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information.

    .  Name of the fund
    .  Account number
    .  Class of shares being bought, exchanged or redeemed
    .  Dollar amount or number of shares being bought, exchanged or redeemed

MINIMUM INVESTMENTS
Minimum initial investment requirements vary depending on the nature of your investment account. There are no minimum requirements for additional investments in your account.

           ----------------------------------------------------------
                                             MINIMUM
                                       INITIAL INVESTMENT
           ----------------------------------------------------------
                TYPE OF ACCOUNT     CLASS 1         CLASS 2
           ----------------------------------------------------------
                   Regular          $ 1,000          None*
           ----------------------------------------------------------
                  Centennial        $ 5,000          None*
           ----------------------------------------------------------
                   Employee         $   100          None*
           ----------------------------------------------------------

           *Class 2 is only available to certain eligible accounts.

BUYING SHARES
--------------------------------------------------------------------------------

OPENING AN ACCOUNT
You should contact your Financial Advisor at Advest, the fund's distributor, to open a brokerage account and make arrangements to buy shares. You should pay for your fund shares through your brokerage account at the time you place your order.

ADDING TO YOUR ACCOUNT
By check. Mail or deliver your check or negotiable draft, payable to Advest, Inc., to your Advest Financial

Advisor, who will forward it to the funds. Please indicate your account number on the check or draft.

By investing cash in your brokerage account.
Contact your Advest Financial Advisor to arrange for cash that has come into your brokerage account to be invested in a fund.

Through an automatic sweep. If your Advest brokerage account has an automatic "sweep" feature, cash balances from the account will be automatically invested in shares of the fund you have selected.

EFFECTIVE TIME OF PURCHASE
-----------------------------------------------------------------------------------------------------------------
                                                       PURCHASE IS EFFECTIVE                 DIVIDENDS
 FORM OF PURCHASE PAYMENT                                  (EASTERN TIME)                     BEGIN
-----------------------------------------------------------------------------------------------------------------
 . Payment in federal funds                       If received           At close of        On that day
 . Having a sufficient cash balance in your       before 4 p.m.*        Exchange
   Advest account                                                       on that day
                                                  ---------------------------------------------------------------
                                                  If received           At close of        On the next
                                                  after 4 p.m.          Exchange on the    business day
                                                                        next business day
-----------------------------------------------------------------------------------------------------------------
 . Other forms of payment received by             At close of Exchange on the              On the next
   Advest, which must be converted into           next business day                        business day
   federal funds
-----------------------------------------------------------------------------------------------------------------
*Please consult your broker, as it may impose an earlier deadline.


REDEEMING SHARES
--------------------------------------------------------------------------------

THROUGH ADVEST
By contacting your Advest Financial Advisor.
Contact your Advest Financial Advisor to request a redemption of fund shares. You can use the redemption proceeds to pay for the purchase of securities in your brokerage account, or you can have Advest, Inc. send a check or wire transfer to you or another person you designate.

Through an automatic sweep. If your Advest brokerage account has an automatic "sweep" feature, fund shares will be redeemed automatically to pay for securities purchased through your account.

EFFECTIVE TIME OF REDEMPTIONS
------------------------------------------------------------------------------------------------------
REDEMPTION RECEIVED          REDEMPTION IS EFFECTIVE      PROCEEDS RECEIVED        DIVIDENDS CONTINUE
  (EASTERN TIME)            (EASTERN TIME)
------------------------------------------------------------------------------------------------------
 Before close of            At close of Exchange        On that day*           Through the previous
 Exchange                   on that day                                        business day
------------------------------------------------------------------------------------------------------
 After close of             At close of                 On the next            Through that
 Exchange                   Exchange on the             business day*          business day
                            next business day
------------------------------------------------------------------------------------------------------

*Generally, but not later than the seventh day after redemption is effective.

OTHER SHARE TRANSACTION PROCEDURES
--------------------------------------------------------------------------------

OTHER TRANSACTION POLICIES
Each fund has the right to:

   .  Waive or change minimum investment amounts
   .  Reject any purchase order
   . Suspend or postpone redemptions of shares to the extent permitted by the Securities and Exchange Commission
   . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities
   . Redeem shares held in an Advest brokerage account if you close the account.


INVOLUNTARY REDEMPTIONS
Each fund may close your account if, for reasons other than investment losses, the value of fund shares in your account falls below the minimum investment requirement. After a fund notifies you of the fund's intention to close your account, you will have 60 days to bring the account back to the minimum level.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


DIVIDENDS AND DISTRIBUTIONS
Each fund declares a dividend of substantially all of its net investment income and short-term capital gain daily and pays the dividends monthly. In addition, each fund distributes any long-term capital gain annually. Distributions are expected to be primarily from income. The funds do not expect ordinarily to distribute any long-term capital gain.

Dividends and capital gain distributions are reinvested in additional shares of the same fund you hold, unless you tell your Advest Financial Advisor to pay them in cash.

TAXES
The following table shows the tax status of dividends, distributions and transactions in fund shares.

DIVIDENDS ATTRIBUTABLE TO INTEREST ON U.S. TREASURY AND CERTAIN U.S. GOVERNMENT OBLIGATIONS ARE EXEMPT FROM STATE AND LOCAL INCOME TAXES IN MOST STATES, SUBJECT TO STATE-SPECIFIC REQUIREMENTS.

-----------------------------------------------------------------------------------------------------
NAME OF FUND                          TYPE OF TRANSACTION                      TAX STATUS
-----------------------------------------------------------------------------------------------------
Cash Reserves Fund                 Interest from net                   Taxable as ordinary income.
                                   investment income.
-----------------------------------------------------------------------------------------------------
U.S. Government Money              Interest from net                   Income exempt from state tax
Market Fund                        investment income.                  but subject to federal tax.
-----------------------------------------------------------------------------------------------------
Tax Free Money                     Interest designated as              Exempt from federal income
Market Fund                        tax-exempt interest.                tax, but may be subject to
                                                                       alternative minimum tax
                                                                       and state and local taxes.
                                   ------------------------------------------------------------------
                                   Interest that is not designated     Taxable as ordinary income.
                                   as tax-exempt interest.
-----------------------------------------------------------------------------------------------------
All funds                          Distributions of short-term         Taxable as ordinary income.
                                   capital gain.
                                   ------------------------------------------------------------------
                                   Distributions of long-term          Taxable as long-term capital
                                   capital gain.                       gain.
                                   ------------------------------------------------------------------
                                   Redemptions or exchanges            No gain or loss as long as the
                                   of fund shares.                     fund maintains a constant
                                                                       $1 share price.
-----------------------------------------------------------------------------------------------------

AFTER THE END OF EACH YEAR, EACH FUND WILL PROVIDE YOU WITH INFORMATION ABOUT THE DIVIDENDS AND DISTRIBUTIONS YOU RECEIVED DURING THE PREVIOUS YEAR. Taxable dividends and distributions are taxable whether they are received in cash or additional shares.

If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding with respect to your distributions and taxable dividends.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the funds.

FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------


These financial highlights tables are intended to help you understand the Funds' financial performance for the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for the period ended April 30, 2001 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request. Because the Class 2 shares of the Boston Advisors U.S. Government Money Market Fund and the Boston Advisors Tax Free Money Market Fund had not commenced operations as of the date of this prospectus, no financial highlights are available for this share class.

            ----------------------------------------------------------------------------------------
            BOSTON ADVISORS CASH RESERVES FUND
            PERIOD ENDED                                                         APRIL 30, 2001/1/
                                                                                    ----------
            NET ASSET VALUE, BEGINNING OF PERIOD                                    $    1.000
                                                                                    ----------
            INCREASE IN NET ASSETS FROM OPERATIONS
               Net investment income                                                     0.050
                                                                                    ----------
            Net increase from investment operations                                      0.050
                                                                                    ----------
            DISTRIBUTIONS TO SHAREHOLDERS FROM:
               Net investment income                                                    (0.050)
                                                                                    ----------
            Total distributions                                                         (0.050)
                                                                                    ----------
            NET ASSET VALUE, END OF PERIOD                                          $    1.000
                                                                                    ==========
            TOTAL RETURN                                                                 5.07%/2/

            RATIOS/SUPPLEMENTAL DATA:
              Net assets, end of period (000's)                                     $1,146,333
              Ratio of net operating expenses to average net assets                      0.90%/3/
              Ratio of net investment income to average net assets                       5.42%/3/
              Ratio of expense to average net assets
                prior to waived fees and reimbursed expenses                             1.03%/3/
              Ratio of net investment income to average net assets
                prior to waived fees and reimbursed expenses                             5.29%/3/
            ----------------------------------------------------------------------------------------

/1/ For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.
/2/ Not annualized.
/3/ Annualized.

        Financial Highlights -- Class 2
        --------------------------------------------------------------------------------------------------
        BOSTON ADVISORS CASH RESERVES FUND
        PERIOD ENDED                                                                  APRIL 30, 2001/1/
                                                                                         ----------
        NET ASSET VALUE, BEGINNING OF PERIOD                                             $    1.000
                                                                                         ----------
        INCREASE IN NET ASSETS FROM OPERATIONS
           Net investment income                                                              0.020
                                                                                         ----------
           Net increase from investment operations                                            0.020
                                                                                         ----------
        DISTRIBUTIONS TO SHAREHOLDERS FROM:
           Net investment income                                                             (0.020)
                                                                                         ----------
        Total distributions                                                                  (0.020)
                                                                                         ----------
        NET ASSET VALUE, END OF PERIOD                                                   $    1.000
                                                                                         ==========
        TOTAL RETURN                                                                          2.01%/2/

        RATIOS/SUPPLEMENTAL DATA:
           Net assets, end of period (000's)                                             $   19,003
           Ratio of net operating expenses to average net assets                              0.66%/3/
           Ratio of net investment income to average net assets                               5.22%/3/
           Ratio of expense to average net assets
            prior to waived fees and reimbursed expenses                                      0.83%/3/
           Ratio of net investment income to average net assets
            prior to waived fees and reimbursed expenses                                      5.05%/3/
        --------------------------------------------------------------------------------------------------

/1/ For the period from commencement of offering of Class 2 shares,
    December 13, 2000 to April 30, 2001.
/2/ Not annualized.
/3/ Annualized.

FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

         -------------------------------------------------------------------------------------------
         BOSTON ADVISORS U.S. GOVERNMENT MONEY MARKET FUND
         PERIOD ENDED                                                            APRIL 30, 2001/1/
                                                                                 ------------
         NET ASSET VALUE, BEGINNING OF PERIOD                                     $     1.000
                                                                                 ------------
         INCREASE IN NET ASSETS FROM OPERATIONS
           Net investment income                                                        0.049
                                                                                 ------------
         Net increase from investment operations                                        0.049
                                                                                 ------------
         DISTRIBUTIONS TO SHAREHOLDERS FROM:
           Net investment income                                                       (0.049)
                                                                                 ------------
         Total distributions                                                           (0.049)
                                                                                 ------------
         NET ASSET VALUE, END OF PERIOD                                          $      1.000
                                                                                 ============
         TOTAL RETURN                                                                    4.98%/2/

         RATIOS/SUPPLEMENTAL DATA:
           Net assets, end of period (000's)                                     $    112,373
           Ratio of net operating expenses to average net assets                         0.90%/3/
           Ratio of net investment income to average net assets                          5.34%/3/
           Ratio of expense to average net assets
             prior to waived fees and reimbursed expenses                                1.07%/3/
           Ratio of net investment income to average net assets
             prior to waived fees and reimbursed expenses                                5.17%/3/
         -------------------------------------------------------------------------------------------

/1/ For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.
/2/ Not annualized.
/3/ Annualized.

FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------


      ------------------------------------------------------------------------------------------
      BOSTON ADVISORS TAX FREE MONEY MARKET FUND
      PERIOD ENDED                                                           APRIL 30, 2001/1/
                                                                               ---------------
      NET ASSET VALUE, BEGINNING OF PERIOD                                      $        1.000
                                                                               ---------------
      INCREASE IN NET ASSETS FROM OPERATIONS
        Net investment income                                                            0.027
                                                                               ---------------
       Net increase from investment operations                                           0.027
                                                                               ---------------
      DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net investment income                                                           (0.027)
                                                                               ---------------
      Total distributions                                                               (0.027)
                                                                               ---------------
      NET ASSET VALUE, END OF PERIOD                                            $        1.000
                                                                               ===============
      TOTAL RETURN                                                                        2.77%/2/

      RATIOS/SUPPLEMENTAL DATA:
        Net assets, end of period (000's)                                       $       73,525
        Ratio of net operating expenses to average net assets                             0.90%/3/
        Ratio of net investment income to average net assets                              2.99%/3/
        Ratio of expense to average net assets
          prior to waived fees and reimbursed expenses                                    1.09%/3/
        Ratio of net investment income to average net assets
          prior to waived fees and reimbursed expenses                                    2.80%/3/
      ---------------------------------------------------------------------------------------------


/1/ For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.
/2/ Not annualized.
/3/ Annualized.

FORM MORE INFORMATION
--------------------------------------------------------------------------------

BOSTON ADVISORS MONEY MARKET FUNDS
For investors who want more information about the Boston Advisors money market funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Additional information about each fund's investments will be available in the funds' annual and semi-annual reports to shareholders. The funds' annual report will contain a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

Investors can get free copies of reports and SAIs and request other information about the funds by contacting the funds at:

Boston Advisors Money Market Funds
100 Federal Street, 29th Floor
Boston, MA 02110
Telephone: 1-800-523-5903
E-mail: funds@bostonadvisors.com
Internet: http://www.bostonadvisors.com


With your consent, Boston Advisors may send a single proxy statement, prospectus and shareholder report to your residence for you and any other member of your household who has an account with the funds. If you wish to revoke your consent to this practice, you may do so by notifying Boston Advisors by phone or in writing.


Investors can review the funds' semi-annual and annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Investors can get text-only copies:

   . For a fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-0102
   .  Free from the Commission's Internet web site at http://www.sec.gov.
   .  By electronic request at the following E-mail address: publicinfo@sec.gov.

Investors can get information about the operation of the Public Reference Room by calling 1-202-942-8090.

If someone makes a statement about the funds that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of the funds to any person to whom the funds may not lawfully sell their shares.

Investment Company Act file no. 811-9675

                             BOSTON ADVISORS TRUST
                              100 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110

                      STATEMENT OF ADDITIONAL INFORMATION

                      BOSTON ADVISORS CASH RESERVES FUND
               BOSTON ADVISORS U.S. GOVERNMENT MONEY MARKET FUND
                  BOSTON ADVISORS TAX FREE MONEY MARKET FUND

                          CLASS 1 AND CLASS 2 SHARES

                                 JULY 13, 2001


This statement of additional information is not a prospectus. It should be read in conjunction with Boston Advisors Trust's prospectus dated July 13, 2001, as supplemented or revised from time to time. A copy of the prospectus can be obtained free of charge by calling 1-800-523-5903 or by written request to Boston Advisors Trust (the "Trust") at 100 Federal Street, Boston, Massachusetts 02110. You can also obtain a copy of the Trust's prospectus from our website at www.bostonadvisors.com. The Trust's financial statements for the fiscal year ended April 30, 2001 are hereby incorporated into this statement of additional information by reference.


                               TABLE OF CONTENTS

                                                                                 PAGE

1. Trust History...............................................................     2
2. Description of the Trust and its Investments and Risks......................     2
3. Management of the Trust.....................................................    11
4. Investment Adviser..........................................................    13
5. Control Persons and Principal Holders of Securities.........................    15
6. Principal Underwriter and Distribution Plan.................................    15
7. Shareholder Servicing/Transfer Agent........................................    18
8. Custodian and Administrator.................................................    18
9. Independent Public Accountants..............................................    18
10. Portfolio Transactions.....................................................    19
11. Description of Shares......................................................    20
12. Pricing of Shares..........................................................    21
13. Tax Status.................................................................    22
14. Investment Results.........................................................    26
15. Financial Statements.......................................................    28
16. Appendix - Description of Short-term Debt Ratings..........................    29

1. TRUST HISTORY

The Trust was organized as a Massachusetts business trust on September 30, 1999.

2. DESCRIPTION OF THE TRUST AND ITS INVESTMENTS AND RISKS

The Trust is a diversified open-end management investment company consisting of three funds: Boston Advisors Cash Reserves Fund ("Cash Reserves Fund"), Boston Advisors U.S. Government Money Market Fund ("U.S. Government Fund") and Boston Advisors Tax Free Money Market Fund ("Tax Free Fund") (each a "Fund," collectively the "Funds").

The prospectus presents the investment objective and the principal investment strategies and risks of the Funds. This Statement of Additional Information supplements the disclosure in the Trust's prospectus and provides additional information about each Fund's investment policies or restrictions.

Restrictions or policies stated as a maximum percentage of a Fund's assets are only applied immediately after a portfolio investment to which the policy or restriction applies. Accordingly, any later increase or decrease resulting from a change in values, total assets, net assets or other circumstances will not be considered in determining whether the investment complies with a Fund's restrictions and policies.

COMPLIANCE WITH MONEY MARKET FUND RULE 2A-7. Each Fund intends to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which includes restrictions on, among other things, the maturity and credit ratings of the Fund's portfolio securities.

Under normal circumstances, each Fund will invest in high quality money market securities with a maximum remaining maturity of 397 days from the date of settlement of the purchase. Each Fund will maintain a dollar-weighted average maturity of 90 days or less.

MONEY MARKET INSTRUMENTS. The Cash Reserves Fund may invest in short-term money market instruments including commercial bank obligations and U.S. dollar denominated commercial paper. Commercial bank obligations include certificates of deposit, time deposits and bankers' acceptances. Obligations of branches of U.S. and non-U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited to an obligation of that branch by the terms of a specific obligation and by government regulation.
As with investments in non-U.S. securities generally, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Cash Reserves Fund to investment risks that are different from those of investments in obligations of domestic issuers.

Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. The Cash Reserves Fund also may invest in variable amount master demand notes (which is a type of commercial paper). Each of these notes is a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement. Transfer of these notes is usually restricted by the issuer, and there is no secondary trading market for these notes.

CERTIFICATES OF DEPOSIT. The Cash Reserves Fund may invest in certificates of deposit of banks and savings and loan associations.

Investing in certificates of deposit issued by non-U.S. banks and non-U.S. branches of U.S. banks involves some risks that are different from those associated with investing in certificates of deposit issued by U.S. banks.
These risks include the possible imposition of withholding taxes on interest income, the possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against non-U.S. banks and non-U.S. branches of U.S. banks.

U.S. GOVERNMENT SECURITIES. The U.S. Government Fund may only invest in U.S. government securities that are direct obligations of the U.S. Treasury. U.S. government securities in which the Cash Reserves and Tax Free Funds may invest include debt obligations issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Central Bank for Cooperatives, District of Columbia Armory Board, Export-Import Bank of the U.S., Farmers Home Administration, Federal Farm Credit Banks, Federal Financing Bank, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), General Services Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Resolution Trust Corporation, Small Business Administration, Student Loan Marketing Association, Tennessee Valley Authority and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987).

Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.

U.S. government securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity. Zero coupon U.S. government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that provide for regular payments of interest. The Funds accrue income on these investments for tax and accounting purposes, which is distributable to shareholders. Because no cash is received at the time of accrual, a Fund may have to liquidate other portfolio securities to satisfy the Fund's distribution obligations. In this case the Fund will forego the purchase of additional income producing assets with these proceeds. Zero coupon U.S. government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

MORTGAGE-BACKED SECURITIES. The Cash Reserves Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations and stripped mortgage-backed securities ("SMBS"), and other types of "mortgage-backed securities" that may be available in the future. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), provide for payments of both principal and interest at a variety of intervals; others provide for semiannual interest payments at a predetermined rate and the repayment of principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities' effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund's portfolio at the time a Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of a Fund's principal investment to the extent of the premium paid.

Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds at "locking in" a specified interest rate. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates.

The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Investing in mortgage-backed securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayment rates on mortgage cash flows. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, the Cash Reserves Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental, agency or other guarantee.

ASSET-BACKED SECURITIES. The Cash Reserves Fund may invest in asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The underlying assets (e.g., loans) are subject to prepayments which shorten the securities' weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or trust providing the credit support or enhancement.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges, but may be traded over-the-counter.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions. For purposes of determining the Fund's average dollar weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities subject to such a commitment, the Fund will hold the portfolio securities while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

VARIABLE RATE AND FLOATING RATE DEMAND INSTRUMENTS. The Cash Reserves and Tax Free Funds may purchase variable and floating rate demand instruments that are tax exempt municipal obligations or other debt securities that possess a floating or variable interest rate adjustment formula. These instruments permit a Fund to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

The terms of the variable or floating rate demand instruments that a Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index has provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days' notice. Others, such as instruments with quarterly or semiannual interest rate adjustments, may be put back to the issuer on designated days on not more than thirty days' notice. Still others are automatically called by the issuer unless a Fund instructs otherwise. The Trust, on behalf of a Fund, intends to exercise the demand feature only (1)upon a default under the terms of the debt security,
(2) as needed to provide liquidity to a Fund, (3) to maintain the respective quality standards of a Fund's investment portfolio, or (4)to attain a more optimal portfolio structure.


A Fund will determine the variable or floating rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. Accordingly, both the long-term and short-term ratings for any variable or floating rate demand instruments must satisfy a Fund's credit criteria, except that if credit support is provided, a Fund may rely solely upon the short-term rating of the variable or floating rate demand instrument. To be eligible for purchase of a Fund, a variable or floating rate demand instrument which is unrated must have quality characteristics similar to those of other obligations in which the Fund may invest. Boston Advisors may determine that an unrated variable or floating rate demand instrument meets a Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for a Fund. Thus, the credit of either the issuer of the obligation or the guarantor bank or both will meet the quality standards of the Fund.

The Cash Reserves and Tax Free Funds may invest in participation interests in variable or floating rate tax-exempt obligations held by financial institutions (usually commercial banks). These participation interests provide a Fund with a specific undivided interest (up to 100%) in the underlying obligation and the right to demand payment of its proportional interest in the unpaid principal balance plus accrued interest from the financial institution upon a specific number of days' notice. In addition, the participation interest generally is backed by an irrevocable letter of credit or guarantee from the institution.
The financial institution usually is entitled to a fee for servicing the obligation and providing the letter of credit.

MUNICIPAL OBLIGATIONS. The Tax Free Fund invests in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is general exempt from regular federal income tax. The two principal classifications of municipal obligations are "notes" and "bonds."

Notes. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, tax-exempt commercial paper and certain receipts for municipal obligations.

Tax anticipation notes are sold to finance working capital needs to municipalities. They are generally payable from specific tax revenues expected to be received at a future date. They are usually general obligations of the issuer, secured by the taxing power for payment of principal and interest. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal revenues available under the Federal Revenue Sharing Program. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonable revenues such as income, sales, use and business taxes. Bond anticipation notes are sold to provide interim financing in anticipation of long-term financing in the market. In most cases, these monies provided for the repayment of the notes. Construction loan notes are sold to provide construction financing. These notes are secured by mortgage notes insured by the Federal Housing Authority; however, the proceeds from the issuance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there had been a default. Tax-exempt commercial paper consists of short-term unsecured promissory notes issued by a state or local government or an authority or agency thereof.

The Funds which invest in municipal obligations may also acquire securities in the form of custodial receipts. These receipts evidence ownership of future interest payments, principal payments or both on certain state and local governmental and authority obligations if, in the opinion of bond counsel, interest payments on these custodial receipts are excluded from gross income for federal income tax purposes. These obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts" ("MRs") and "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS"). There are a number of other types of notes issued for different purposes and secured differently from those described above.


Bonds. Municipal bonds, which generally meet longer term detail needs and have maturities or more than one year when issued, have two principal classifications, "general obligation" bonds and "revenue" bonds.

General obligation bonds are issued by entities such as states, counties, cities, towns and regional districts and are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

Private activity bonds (a term that includes certain types of bonds, the proceeds of which are used to a specified extent for the benefit of persons other than governmental units), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

Municipal bonds with a series of maturity dates are called serial bonds. The serial bonds which a Fund may purchase are limited to short-term serial bonds -- those with original or remaining maturities of thirteen months or less. A Fund may purchase long-term bonds only if they have a remaining maturity of thirteen months or less. These include bonds called for redemption if the redemption payment date will occur within thirteen months. A Fund may also purchase long-term bonds (sometimes referred to as "Put Bonds") that are subject to a mutual commitment by the Fund and the issuer to redeem the bond at par at a designated time within thirteen months.

A tender option bond is a municipal obligation (generally held under a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the grant by a third party, such as a bank, broker-dealer or other financial institution, to the security holder the option, at periodic intervals, to tender its securities to the institution and receive the security's face value. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing agent, that would cause the bond, coupled with the tender option, to trade at par on the date of this determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults by, or a significant downgrade in the credit rating assigned to, the issuer of the bond.

The tender option will reduce the maturity of tender option bonds and the average portfolio maturity of each Fund. The liquidity of a tender option bond depends on the credit quality of both the bond issuer and the financial institution providing liquidity. Consequently, tender option bonds are deemed to be liquid unless, in the opinion of Boston Advisors, the credit quality of the bond issuer and the financial institution is deemed, in light of the relevant Fund's credit quality requirements, to be inadequate.

In addition to general obligation bonds, revenue bonds and series bonds, there is a variety of hybrid and special type of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

Yields on municipal obligations depend on a variety of factors; including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. High quality municipal obligations tend to have a lower yield than lower rated obligations. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time of payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected.

STANDBY COMMITMENTS. In order to enhance the liquidity, stability or quality of municipal obligations, the Cash Reserves and Tax Free Funds may each acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a put, demand feature or "standby commitment," depending on its characteristics. The aggregate price which a Fund pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.

Standby commitments may involve letters of credit issued by U.S. or non-U.S. banks supporting the other party's ability to purchase the security from the Fund. The right to sell may be exercisable on demand or at specific intervals, and may form part of a security or be acquired separately by a Fund. In considering whether a security meets a Fund's quality standards, Boston Advisors will look to the creditworthiness of the party providing the Fund with the right to sell as well as the quality of the security itself.

ILLIQUID SECURITIES. None of the Funds will invest more than 10% of its net assets in illiquid and other securities that are not readily marketable. Repurchase agreements maturing in more than seven days and lacking a demand feature will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the Securities Act of 1933, as amended (the "1933 Act"), are considered illiquid unless they are eligible for resale pursuant to Rule 144A, are commercial paper offered in reliance on Section 4(2) of the 1933 Act or are eligible for another exemption from the registration requirements of the 1933 Act and are determined to be liquid by Boston Advisors. Boston Advisors determines the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board of Trustees. These procedures require Boston Advisors to consider, among other things, (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to buy the security, (3) the number of potential purchasers, (4) dealer undertakings to make a market in the security, (5) the nature of the security and (6) the time needed to dispose of the security. The Board of Trustees monitors Boston Advisors' application of these procedures. The inability of a Fund to dispose of illiquid investments readily or at reasonable prices could impair a Fund's ability to raise cash for redemptions or other purposes.

REPURCHASE AGREEMENTS. The Cash Reserves Fund and the U.S. Government Fund may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which a Fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the Fund's purchase price, with the difference being income to the Fund. Boston Advisors reviews and monitors the creditworthiness of any institution that enters into a repurchase agreement with a Fund. The counterparty's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily.

Repurchase agreements afford a Fund an opportunity to earn income on temporarily available cash at low risk. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller under an outstanding repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would risk losing some or all of the principal and interest involved in the transaction.

OTHER INVESTMENT COMPANIES. The Funds reserve the right to invest in the securities of other money market fund investment companies. A Fund may not invest more than 5% of its total assets in the securities of any one money market fund investment company nor in more than 3% of the voting securities of any other money market fund investment company. A Fund will indirectly bear its proportionate share of any advisory fees paid by investment companies in which it invests in addition to the management fee paid by such Fund.


ASSET SEGREGATION. The 1940 Act requires that each Fund segregate assets in connection with certain types of transactions that may have the effect of leveraging such Fund's portfolio. If a Fund enters into a transaction requiring segregation, such as a forward commitment, the custodian or Boston Advisors will segregate liquid assets in an amount required to comply with the 1940 Act.
These segregated assets will be valued at market daily. If the aggregate value of these segregated assets declines below the aggregate value required to satisfy the 1940 Act, additional liquid assets will be segregated.

INVESTMENT RESTRICTIONS. Each Fund will not purchase securities when outstanding borrowings exceed 5% of the Fund's total assets.

FUNDAMENTAL INVESTMENT RESTRICTIONS. Each Fund has adopted certain investment restrictions which, along with that Fund's investment objective, may not be changed without the affirmative vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of that Fund. For this purpose, a majority of the outstanding shares of a Fund means the vote of the lesser of:

1. 67% or more of the shares represented at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or

2. more than 50% of the outstanding shares of the Fund.

Each Fund may not:

(1) purchase securities, excluding U.S. government securities and repurchase agreements, refunded bonds and other securities backed by U.S. government securities, if this purchase would cause 25% or more of the Fund's total assets to be invested in securities of issuers conducting their principal business in the same industry. The Fund may, but is not required to, concentrate in securities issued by U.S. banks or U.S. branches of foreign banks. Foreign countries, U.S. territories, states, municipalities and their respective agencies and instrumentalities are not considered to be industries.

(2) borrow money, except that the Fund may (a) borrow from banks or through reverse repurchase agreements in an amount up to 33 1/3% of the Fund's total assets (including the amount borrowed); (b) to the extent permitted by applicable law, borrow up to an additional 5% of the Fund's assets for temporary purposes; (c) obtain such short-term credits as are necessary for the clearance of portfolio transactions; (d) purchase securities on margin to the extent permitted by applicable law; and (e) engage in transactions in mortgage dollar rolls that are accounted for as financings.

(3) invest in real estate, except that the Fund may invest in securities of issuers that invest in real estate or interests therein, securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-backed securities.

(4) invest in commodities or commodity futures contracts, excluding transactions in financial derivative contracts, such as forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, currencies and financial indices; and swaps, caps, floors, collars and swaptions, to the extent permitted by the fund's prospectus and this statement of additional information.

(5) make loans to any institution, individual or other person, except by
(a) purchasing a debt obligation in which the Fund is permitted to invest
(b) entering into repurchase agreements and (c) lending portfolio securities;

(6) act as an underwriter, except as it may be deemed to be an underwriter in a sale of restricted securities;

(7) issue senior securities, except to the extent permitted by the 1940 Act;

(8) purchase a security if that purchase would cause the Fund to be non-diversified under the 1940 Act.

3.  MANAGEMENT OF THE TRUST

The Trust's Board of Trustees provides broad supervision over the affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trustees and executive officers of the Trust are listed below, together with their principal occupations during the past five years. An asterisk indicates those Trustees who are interested persons of the Trust within the meaning of the 1940 Act.

                                 POSITION(S) HELD          PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE               WITH TRUST              DURING PAST 5 YEARS
---------------------               ----------              -------------------
Allen G. Botwinick*             Chairman of the Board     Executive Vice President of
90 State House Square           and Trustee               Administration and Operations, The
Hartford, CT 06103                                        Advest Group, Inc. and Advest, Inc.
Age: 58
-------------------------------------------------------------------------------------------------
Michael J. Vogelzang*           President, Chief          Boston Advisors, Inc., President and
100 Federal Street              Executive Officer         Chief Investment Officer, 4/99 -
Boston, MA 02110                and Trustee               present; Senior Vice President and
Age: 40                                                   Chief Investment Officer, 8/97 - 4/99.
                                                          Freedom Capital Management Corp.,
                                                          Senior Vice President and Portfolio
                                                          Manager, 9/91 - 8/97.
-------------------------------------------------------------------------------------------------
Mone Anathan III                Trustee                   Harvard Divinity School, Student, 9/97
99 Garden Street                                          - present; President, Filene's
Cambridge, MA 02136                                       Basement (off-price retailer), 1995 -
Age: 62                                                   8/97.
-------------------------------------------------------------------------------------------------
Hugh A. Dunlap, Jr.             Trustee                   Retired, 5/95 - present.
29 Lowell Road
Brookline, MA 02445
Age: 70
-------------------------------------------------------------------------------------------------
Ezekiel Russell Peach, Jr.      Trustee                   Retired, 12/99 - present; Robert,
137 South Street                                          Finnegan & Lynah, PC (public
Boston, MA 02111                                          accounting), partner/principal, 1968 -
Age: 67                                                   12/99.
-------------------------------------------------------------------------------------------------
Todd A. Finkelstein             Vice President            Boston Advisors, Inc., Senior Vice
100 Federal Street                                        President and Director of Fixed
Boston, MA 02110                                          Income, 8/98 - present; BankBoston,
Age: 41                                                   Vice President and Senior Investment
                                                          Officer, 12/94 - 8/98.
-------------------------------------------------------------------------------------------------
Donna C. McAdam                 Treasurer and Chief       Boston Advisors, Inc., Vice President
100 Federal Street              Financial Officer         and Chief Operating Officer, 4/87 -
Boston, MA 02110                                          present.
Age: 54
-------------------------------------------------------------------------------------------------
Peter Fredericksen              Assistant Treasurer       Director, Mutual Fund Administration,
200 Clarendon Street                                      Investors Bank & Trust Company, 9/00 -
Boston, MA 02116                                          present.  Formerly, Vice President,
Age: 34                                                   State Street Corporation, 2/90 - 9/00.
-------------------------------------------------------------------------------------------------
John DelPrete                   Secretary                 Senior Associate Counsel, Mutual Fund
200 Clarendon Street                                      Administration, Investors Bank & Trust
Boston, MA 02116                                          Company 1/01 - present; Associate
Age: 33                                                   Counsel, 5/97 - 12/00.
-------------------------------------------------------------------------------------------------

Jill Grossberg                  Assistant Secretary       Director and Counsel, Mutual Fund
200 Clarendon Street                                      Administration, Investors Bank & Trust
Boston, MA 02116                                          Company, 4/00 - present; Associate
Age: 55                                                   Counsel, Putnam Investments, Inc.
                                                          3/95 - 4/00.
-------------------------------------------------------------------------------------------------


Compensation of Officers and Trustees. The Trust pays no salaries or compensation to any of its officers. The Trust compensates each Trustee who is not affiliated with Boston Advisors or Advest with a base fee of $10,000. The fees paid to each Trustee by the Trust for the fiscal year ended April 30, 2001, are shown below:


                                                PENSION OR
                                                RETIREMENT
                                                 BENEFITS           ESTIMATED
                                AGGREGATE       ACCRUED AS            ANNUAL        TOTAL COMPENSATION FROM
NAME OF PERSON,               COMPENSATION     PART OF FUND       BENEFITS UPON     TRUST AND TRUST COMPLEX
POSITION                       FROM TRUST        EXPENSES           RETIREMENT          PAID TO TRUSTEES
--------                       ----------        --------           ----------          ----------------
Mone Anathan III                $10, 000            -0-               -0-                    $10, 000
-----------------------------------------------------------------------------------------------------------
Hugh A. Dunlap, Jr.             $10, 000            -0-               -0-                    $10, 000
-----------------------------------------------------------------------------------------------------------
Ezekiel Russell Peach, Jr.      $10, 000            -0-               -0-                    $10, 000
-----------------------------------------------------------------------------------------------------------


As of July 1, 2001, Trustees and officers of the Fund collectively owned less than 1% of the Fund's outstanding shares.


4.  INVESTMENT ADVISER

The Trust has contracted with Boston Advisors to act as its investment adviser. Boston Advisors is a wholly owned subsidiary of Advest, Inc. ("Advest"), which is a subsidiary of The Advest Group, Inc. ("Advest Group"). The Advest Group is engaged in the financial services business in the U.S. and other countries. Certain Trustees or officers of the Trust are also Trustees and/or officers of Advest and its subsidiaries (see management biographies above). Advest is a member of The MONY Group Inc., a financial services holding company that provides life insurance, annuities and investments through its member companies.

As the Trust's investment adviser, Boston Advisors provides the Trust with investment research, advice and supervision and furnishes an investment program for the Trust consistent with each Fund's investment objective and policies, subject to the supervision of the Trust's Trustees. Boston Advisors determines what portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to each Fund's securities transactions, and reports to the Trustees on each Fund's investments and performance.

Under the terms of its contract with the Trust, Boston Advisors pays all the operating expenses, including executive salaries and the rental of office space, relating to its services for the Trust. Except for the services provided by Boston Advisors, the Trust pays all of its own ordinary and extraordinary expenses, including, but not limited to: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Boston Advisors or its affiliates, office space and facilities and personnel compensation, training and benefits; (b) the charges and expenses of auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Trust with respect to the Funds; (d) issue and transfer taxes, chargeable to the Trust in connection with securities transactions to which each Fund is a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the Trust to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the Trust and/or its shares with the SEC, state blue sky securities agencies and the securities regulators of foreign countries, including the preparation of prospectuses and statements of additional information for filing with the SEC; (g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the Trust and the Trustees; (i) any distribution or service fees paid by the Trust in accordance with Rule 12b-1 under the 1940 Act; (j) compensation of those Trustees of the Trust who are not affiliated with or interested persons of Boston Advisors or the Funds (other than as Trustees); (k) the cost of preparing and printing share certificates; and (l) interest on borrowed money, if any.

In addition to the expenses described above, the Funds will pay brokers' and underwriting commissions chargeable to the Funds in connection with their securities transactions. The Trustees' approval of and the terms, continuance and termination of the management contract are governed by the 1940 Act and the Investment Advisers Act of 1940, as applicable.

Pursuant to the management contract, Boston Advisors will not be liable for any error of judgment or mistake of law or for any loss sustained because of the adoption of any investment policy or the purchase, sale or retention of any securities on the recommendation of Boston Advisors. Boston Advisors, however, is not protected against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the management contract.

ADVISORY FEE. As compensation for its management services to the Trust, each Fund pays Boston Advisors a fee at the annual rate of 0.55% of the Fund's average daily net assets. This fee is normally computed and accrued daily and paid monthly. From time to time, Boston Advisors may reduce its fee or make other arrangements to limit a Fund's expenses to a specified percentage of average daily net assets. To the extent that a Fund's total expense ratio falls below its expense limit, Boston Advisors reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years. Boston Advisors has contractually agreed to limit the Funds' advisory fees and to reimburse their other fund expenses to reduce each Fund's total annual operating expenses to 0.90% for Class 1 shares and 0.65% for Class 2 shares of the Fund's average net assets until September 1, 2002.

For the fiscal year ended April 30, 2001, the Cash Reserves Fund incurred advisory fees of $4,700,830, $1,093,892 of which was waived by the Investment Adviser.


For the fiscal year ended April 30, 2001, the U.S. Government Fund incurred advisory fees of $498,953, $155,025 of which was waived by the Investment Adviser.


For the fiscal year ended April 30, 2001, the Tax Free Fund incurred advisory fees of $334,317, $116,959 of which was waived by the Investment Adviser.


5. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of July 1, 2001, the following held 5% or more of the outstanding shares of the Class 1 shares of the Funds:


  Fund Name        Name and Address of      Nature of Beneficial     Percent of
Title of Class       Beneficial Owner             Ownership             Fund
--------------       ----------------             ---------             ----
Tax Free Fund        Steven J. Heyer               Direct               8.33%
Class 1               3565 Tuxedo Rd
                    Atlanta GA  30305


6.  PRINCIPAL UNDERWRITER AND DISTRIBUTION PLAN

PRINCIPAL UNDERWRITER. Advest, 90 State House Square, Hartford, Connecticut 06103, is the principal underwriter for the Trust in connection with the continuous offering of its shares. Boston Advisors is an indirect, wholly owned subsidiary of Advest, which is a subsidiary of The Advest Group. Advest is a member of The MONY Group, Inc., a financial services holding company that provides life insurance, annuities and investments through its member companies.

The Trust has entered into an underwriting agreement with Advest, which provides that Advest will bear expenses for the distribution of the Trust's shares, other than expenses incurred by Advest for which it is reimbursed or compensated by the Trust under the distribution plan (discussed below). Advest bears all expenses it incurs in providing services under the underwriting agreement.
These expenses include compensation to its employees and representatives and to securities dealers for distribution-related services performed for the Trust. Advest also pays certain expenses in connection with the distribution of the Trust's shares, including the cost of preparing, printing and distributing advertising or promotional materials, and the cost of printing and distributing prospectuses and supplements to prospective shareholders. The Trust bears the cost of registering its shares under federal and state securities law and the laws of certain foreign countries. Under the underwriting agreement, Advest will use its best efforts in rendering services to the Trust.

The Trust will not generally issue Fund shares for consideration other than cash. At the Trust's sole discretion, however, it may issue Fund shares for consideration other than cash in connection with a bona fide reorganization, statutory merger or other acquisition of portfolio securities.

The redemption price of shares of beneficial interest of the Trust may, at Boston Advisors' discretion, be paid in cash or portfolio securities. If redemption proceeds are paid in securities, these securities are valued at the value employed in determining a Fund's net asset value. A shareholder whose shares are redeemed in-kind may incur brokerage charges in selling the securities received in-kind. The selection of these securities will be made in such manner as the Board of Trustees deems fair and reasonable.

DISTRIBUTION PLAN. The Trust has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act covering each Fund's Class 1 shares. Under the Plan, a distribution and service fee of 0.25% of each Fund's average daily net assets attributable to Class 1 shares is paid to Advest. Because of the Plan, long-term shareholders may pay more than the economic equivalent of the maximum sales charge permitted by the National Association of Securities Dealers, Inc. (the "NASD").

Advest may pay up to the entire fee under the Plan to its own representatives or to other dealers for providing services in connection with the sale of each Fund's shares. To the extent this fee is not paid to others, Advest may retain this fee as compensation for its services and expenses incurred in accordance with the Plan. The Plan is a compensation plan, which provides for payment of a specified fee without regard to the actual expense incurred by Advest. If its fee exceeds its expense, Advest will realize a profit. If the Plan was terminated by Trustees of the Trust and a successor plan was adopted, the Funds would cease to make payments under the Plan and Advest would be unable to recover any unreimbursed expenses.

In accordance with the terms of the Plan, Advest provides to the Trustees for their review a quarterly written report of the amounts expended under the Plan and the purposes for which these expenditures were made. In the Trustees' quarterly review of the Plan, they will consider the continued appropriateness and the level of reimbursement or compensation the Plan provides.

No interested person or Trustee of the Trust has any direct or indirect financial interest in the operation of the Plan except to the extent that Advest and certain of its employees are receiving a portion of the payments made by the Trust under the Plan.

The Plan's adoption, terms, continuance and termination are governed by Rule 12b-1 under the 1940 Act. The Board of Trustees believes that there is a reasonable likelihood that the Plan will benefit the Trust and its current and future shareholders. The Plan may not be amended to increase materially the annual percentage rate spent on distribution activities without approval by the shareholders of the affected Fund. Other material amendments to the Plan must be approved by the Trustees.

   BOSTON ADVISORS TRUST 12B-1 FEES
   --------------------------------
                                                       FOR THE 11 MONTHS
                                                     ENDING APRIL 30, 2001
                                                     ---------------------
Postage                                                   $   74,394
Travel                                                         3,280
Printing and Related Expenses (2115)                          87,906
Business Meeting Expenses (2115)                              16,109
Taxes (2115)                                                   1,436
Professional Fees                                                125
Salary                                                        67,560
Benefits                                                      13,174
Branch Marketing - Overhead                                6,126,491
Home Marketing Overhead                                      384,169
ADP Monetary Trades                                          101,174
Statement Processing                                         350,705
                                                          ----------
Total                                                     $7,226,523

7.  SHAREHOLDER SERVICING/TRANSFER AGENT


The Trust has contracted with Advest Transfer Services, Inc. ("ATS"), a subsidiary of The Advest Group, to act as shareholder servicing and transfer agent for the Trust. The Trust pays ATS an annual maintenance fee of $20.00 for each shareholder account.

Under the terms of its contract with the Trust, ATS services shareholder accounts, and its duties include: (i) processing sales, redemptions and exchanges of shares of each Fund; (ii) distributing dividends and capital gains associated with the each Fund's portfolio; and (iii) maintaining account records and responding to shareholder inquiries.

For the fiscal year ended April 30, 2001, the Cash Reserves Fund incurred transfer agency fees in the amount of $1,016,774.


For the fiscal year ended April 30, 2001, the U.S. Government Fund incurred transfer agency fees in the amount of $83,573.


For the fiscal year ended April 30, 2001, the Tax Free Fund incurred transfer agency fees in the amount of $30,059.


8.  CUSTODIAN AND ADMINISTRATOR


Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, is the custodian of the Trust's assets and serves as administrator of the Trust. The custodian's responsibilities include safekeeping and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends (if any) on the Trust's investments. As administrator, Investors Bank provides certain administrative services to the Trust, such as corporate secretarial services, preparation of Board of Trustees' meeting materials, preparation and filing of regulatory filings with the SEC, calculating each Fund's standardized performance information, preparing annual and semi-annual reports to shareholders and the SEC, preparing each Fund's tax returns, monitoring compliance and performing other administrative duties.

For the fiscal year ended April 30, 2001, the Cash Reserves Fund incurred custodian and administration fees in the amount of $237,576.


For the fiscal year ended April 30, 2001, the U.S. Government Fund incurred custodian and administration fees in the amount of $31,682.


For the fiscal year ended April 30, 2001, the Tax Free Fund incurred custodian and administration fees in the amount of $21,915.


9.  INDEPENDENT PUBLIC ACCOUNTANTS


PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is the Trust's independent public accountant, providing audit services, tax return review, and assistance and consultation with respect to the preparation of filings with the SEC.

10.  PORTFOLIO TRANSACTIONS


Boston Advisors places the portfolio transactions of the Funds and of all other accounts managed by Boston Advisors for execution with many firms. Boston Advisors uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Fund and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking effective execution, Boston Advisors will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers and banks acting for their own account rather than as brokers, or involve transactions directly with the issuer of such securities.

Boston Advisors and its affiliates are active as investors, dealers and/or underwriters in many types of municipal and money market instruments. These activities could affect the markets for those instruments which the Funds buy, hold or sell. In certain instances there may be securities which are suitable for a Fund's portfolio as well as for one or more of the other clients of Boston Advisors. Investment decisions for each Fund and for Boston Advisor's other clients are made with a view of achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular Fund transaction. Each Fund believes that over time its ability to participate in volume transactions will produce better executions for the Funds.

Under certain directed brokerage arrangements with third-party broker-dealers, these broker-dealers may pay certain of the Trust's custody expenses.

For the fiscal year ended April 30, 2001, the amount of brokerage commissions paid by the Cash Reserves Fund was $0.


For the fiscal year ended April 30, 2001, the amount of brokerage commissions paid by the U.S. Government Fund was $0.


For the fiscal year ended April 30, 2001, the amount of brokerage commissions paid by the Tax Free Fund was $0.

11.  DESCRIPTION OF SHARES


As an open-end management investment company, the Trust continuously offers its shares to the public. Under normal conditions, the Trust must redeem its shares upon the demand of any shareholder at the next determined net asset value per share. When issued and paid for in accordance with the terms of the prospectus and statement of additional information, shares of the Trust are fully paid and non-assessable by the Trust. Shares will remain on deposit with the Trust's transfer agent and certificates will not normally be issued.

The Trust's Declaration of Trust, dated September 28, 1999 and filed with the Secretary of State of the Commonwealth of Massachusetts on September 30, 1999 (the "Declaration"), permits the Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest which may be divided into such separate series as the Trustees may establish. Currently, the Trust consists of three series: Boston Advisors Cash Reserves Fund, Boston Advisors U.S. Government Money Market Fund and Boston Advisors Tax Free Money Market Fund. The Trustees may, however, establish additional series of shares and may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.

The Declaration further authorizes the Trustees to classify or reclassify any series of the shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of two classes of shares of the Trust, designated as Class 1 shares and Class 2 shares. Class 2 shares are only available to certain managed IRA and qualified benefit plan accounts. Each share of a class of the Trust represents an equal proportionate interest in the assets of the Trust allocable to that class. Upon liquidation of a Fund, shareholders of each class of that Fund are entitled to share pro rata in that Fund's net assets allocable to such class available for distribution to shareholders. The Trust reserves the right to create and issue additional series or classes of shares. In this case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.

The shares of each class represent an interest in the same investment portfolio and Fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution and transfer agent fees and may bear other expenses properly attributable to the particular class. Class 1 shareholders have exclusive rights to vote on the adoption or amendment of any Class 1 Rule 12b-1 plan.

Shareholders are entitled to one vote for each share held and may vote on the election of Trustees and other matters submitted to a meeting of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have, under certain circumstances, the right to remove one or more Trustees.
The Trust is not required, and does not intend, to hold annual shareholder meetings, although special meetings may be called for the purpose of electing or removing Trustees, changing fundamental investment restrictions, approving a management contract or Rule 12b-1 plan and acting on other proposals.

The shares of each series of the Trust are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of Trustees and accountants. Shares of all series of the Trust vote together as a class on matters that affect all series in substantially the same manner. As to matters affecting a single series or class, shares of such series or class will vote separately. No amendment adversely affecting the rights of shareholders may be made to the Declaration without the affirmative vote of a majority of the Trust's shares. Shares have no preemptive or conversion rights.

The Declaration governs the Trust's operations. A copy of the Declaration is on file with the office of the Secretary of State of Massachusetts and included as an Exhibit to the Trust's registration statement on Form N-1A. The Trust is an entity of the type commonly known as a "Massachusetts business trust," which is the form in which many mutual funds are organized. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust. Notice of this disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration provides for indemnification to a shareholder by the relevant series of the Trust (including each Fund) for any loss suffered by the shareholder as a result of an obligation of that series. The Declaration also provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is not material.

The Declaration provides that the Trustees of the Trust will not be liable for any action taken by them in good faith. The Trustees will be fully protected in relying in good faith upon the records of the Trust and upon reports made to the Trust by persons selected in good faith by the Trustees as qualified to make these reports. The Declaration further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. The Declaration provides that the Trust will indemnify the Trustees and officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their positions with the Trust, unless it is determined in the manner provided in the Declaration that they may have not acted in good faith in the reasonable belief that, in the case of conduct in their official capacity with the Trust, their conduct was in the best interests of the Trust, and in all other cases, that the conduct was at least not opposed to the best interest of the Trust (and in the case of any criminal proceeding, they had no reasonable cause to believe that the conduct was unlawful). However, nothing in the Declaration or the By-laws protects or indemnifies a Trustee or officer against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

12.  PRICING OF SHARES


The net asset value per share of each class of the Funds is determined as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) on each day the Exchange is open for trading. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value per share of each class of a Fund is computed by taking the value of all of a Fund's assets attributable to a class, less the Fund's liabilities attributable to that class, and dividing the result by the number of outstanding shares of that class. For purposes of determining net asset value, expenses of the classes of the Fund are accrued daily.

Except as set forth in the following paragraph, each Fund's portfolio investments are valued on each business day using the amortized cost method. This method involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the investment. During periods of declining interest rates, the yield on shares of a Fund computed as described below may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio investments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values. The converse would apply in a period of rising interest rates.

Standby commitments will be valued at zero in determining net asset value. "When-issued" securities will be valued at the value of the security at the time the commitment to purchase is entered into.

The valuation of a Fund's portfolio investments based upon their amortized cost is permitted by Rule 2a-7 under the 1940 Act. Rule 2a-7 requires the Funds to adhere to certain conditions. The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the price per share of each class of the Funds for the purpose of maintaining sales and redemptions at $1.00 per share. There is no guarantee that a Fund will be able to maintain a stable share price. These procedures will include the review of the Funds' portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether a Fund's net asset value per class calculated by using available market quotations deviates from $1.00 per share and, if so, whether this deviation may result in material dilution or is otherwise unfair to existing shareholders. If the Trustees determine that such a deviation exists, they have agreed to take such corrective action as they regard as necessary and appropriate, including: (1) selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity;
(2) offsetting each shareholder's pro rata portion of the deviation between the net asset value and $1 from the shareholder's account and unpaid dividends;
(3) reducing or increasing the number of outstanding shares on a pro rata basis; or (4) establishing a net asset value per share by using available market quotations.

13.  TAX STATUS


It is each Fund's policy to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a separate regulated investment company. These requirements relate to the sources of a Fund's income, the diversification of its assets and the distribution of its income to shareholders. If a Fund meets all such requirements and distributes to its shareholders, in accordance with the Code's timing and other requirements, all investment company taxable income, net tax-exempt interest, and net capital gain, if any, which it earns, the Fund will be relieved of the necessity of paying federal income tax.

If a Fund did not qualify as a regulated investment company, it would be treated as a U.S. corporation subject to federal income tax. Under the Code, each Fund will be subject to a nondeductible 4% excise tax on a portion of its undistributed ordinary income (not including tax-exempt interest) and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. Each Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

In order to qualify as a regulated investment company under Subchapter M, each Fund must, among other things, derive at least 90% of its annual gross income from interest, gains from the sale or other disposition of securities and certain other income (the "90% income test"), and satisfy certain annual distribution and quarterly diversification requirements.

Dividends from any Fund's investment company taxable income, which includes taxable net investment income and net short-term capital gain in excess of net long-term capital loss, are taxable as ordinary income, whether received in cash or reinvested in additional shares. Dividends from any Fund's net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, whether received in cash or reinvested in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time Fund shares have been held. Each Fund does not anticipate that it will earn or distribute any net capital gain. The federal income tax status of all distributions (including exempt-interest dividends, as described below) will be reported to shareholders annually.

Each Fund's dividends and distributions will not qualify for any dividends-received deduction that might otherwise be available for certain dividends received by shareholders that are corporations.

Any dividend declared by a Fund in October, November or December as of a record date in such a month and paid during the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

Subchapter M of the Code permits the character of tax-exempt interest distributed by a regulated investment company to flow through as "exempt-interest dividends" that are treated as tax-exempt interest by its shareholders, provided that at least 50% of the value of the company's assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code. The Tax Free Fund intends to satisfy this 50% requirement in order to permit its distributions of tax-exempt interest to be treated as exempt-interest dividends under the Code. The Tax Free Fund's distributions that it properly designates as exempt-interest dividends for any taxable year of the Fund are therefore not subject to regular federal income tax, although they may be subject to the individual and corporate alternative minimum taxes described below. The percentage of income designated as tax-exempt is applied uniformly to all distributions made during each taxable year and may differ from the actual tax-exempt percentage earned by a Fund during any particular month.

A portion of the income that the Tax Free Fund receives and distributes to shareholders may require shareholders to pay regular federal, alternative minimum, state and local income taxes. Taxable income or gains that result in taxable distributions include, for example, income from repurchase agreements, interest from U.S. government obligations and gains from the sale of investments, including when-issued or forward-commitment transactions. Distributions of accrued market discount that is required to be included in income with respect to securities acquired at a market discount and a portion of the discount from certain stripped tax-exempt obligations or their coupons are also taxable.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Tax Free Fund will not be deductible for federal income tax purposes to the extent it is deemed related to exempt-interest dividends paid by such Fund. Under rules used by the Internal Revenue Service to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

Section 147(a) of the Code prohibits exemption from taxation of interest on certain governmental obligations to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. The Tax Free Fund will not undertake any investigation as to the users of the facilities financed by any tax-exempt obligations in its portfolio, and the Fund may not be an appropriate investment for substantial users (or related persons) of these facilities.

Exempt-interest distributions are taken into account in computing the portion, if any, of Social Security and Railroad Retirement benefits subject to federal and, in some cases, state taxes. Shareholders are required to report their receipt of tax-exempt interest, including exempt-interest dividends, on their federal income tax returns.


Any portion of any exempt-interest dividend paid by the Tax Free Fund that is attributable to interest on private activity bonds held by that Fund issued on or after August 8, 1986 (or, in certain cases, September 1, 1986), other than qualified Section 501(c)(3) bonds or refundings of bonds originally issued before such dates, is an item of tax preference that is subject to the federal individual alternative minimum tax and the alternative minimum tax on corporations.

Exempt-interest dividends from interest the Tax Free Fund earns on any tax-exempt bonds, regardless of when issued, may increase a corporate shareholder's liability for the federal corporate alternative minimum tax because 75% of the excess of adjusted current earnings over alternative minimum taxable income is an adjustment that, except to the extent already taken into account as private activity bond interest, increases the alternative minimum taxable income subject to the corporate alternative minimum tax.

The Cash Reserves Fund and the Tax Free Fund may purchase securities together with the right to resell the securities to the seller at an agreed upon price or yield within a specified period prior to the maturity date of the securities. Such a right to resell is commonly known as a "put" and is also referred to as a "standby commitment." A Fund may pay for a standby commitment either separately or in the form of a higher price for the securities which are acquired subject to the standby commitment, thus increasing the cost of the securities and reducing the yield otherwise available. The IRS has issued private letter rulings (which do not serve as precedent) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of a regulated investment company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities to be purchased by the seller or a third party. A Fund intends to take the position that it is the owner of the securities acquired subject to standby commitment or other third party put and that tax-exempt interest earned with respect to such securities will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case.

For federal income tax purposes, each Fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, during the eight years following the year of the loss.

To the extent subsequent capital gains are offset by these losses, they would not result in federal income tax liability to the Fund and therefore are not expected to be distributed as such to shareholders.

If a Fund invests in certain pay-in-kind securities, zero coupon securities, or, in general, any other securities with original issue discount (or with market discount if a Fund elects to include market discount in income currently), a Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a Fund must distribute, at least annually, all or substantially all of its net taxable and tax-exempt income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash to satisfy distribution requirements.


Redemptions and exchanges of shares are taxable events for shareholders that are subject to tax but generally will not result in any taxable gain or any loss if the applicable Fund successfully maintains a constant net asset value per share. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be disallowed, in the case of the Tax Free Fund, to the extent of any exempt-interest dividends paid on the shares disposed of. For each Fund, any such loss that is not disallowed will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

Losses on redemptions or other dispositions of shares of a Fund may be disallowed under "wash sale" rules in the event of other investments in that Fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares of that Fund. In such a case, the disallowed portion of any loss would be included in the federal tax basis of the shares acquired in the other investments. Shareholders should consult their own tax advisers about their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as this discussion assumes, and the tax treatment of any gains or loses recognized in these transactions.

A Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gain, with respect to its investments (if any) in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes in some cases. None of the Funds will satisfy the requirements for passing through to its shareholders its pro rata shares of qualified foreign taxes paid by the Fund. Accordingly, shareholders will not include these taxes in their gross incomes and will not be entitled to a tax deduction or credit for these taxes on their own tax returns.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) (i) obligations issued by that state or certain of its political subdivisions or (ii) certain U.S. government obligations (not including repurchase agreements), provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Funds will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Trust may in its sole discretion provide relevant information to shareholders.

Federal law requires that each Fund withhold (as "backup withholding") amounts with respect to reportable payments, including dividends (other than exempt-interest dividends) to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. A Fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.


If, as anticipated, the Funds qualify as regulated investment companies under the Code, they will not be required to pay any Massachusetts income, corporate excise or franchise taxes.

The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e. U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a possible 30% non-resident alien U.S. withholding tax (or non-resident alien withholding tax at a lower treaty rate) on amounts treated as ordinary dividends from a Fund. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.


14.  INVESTMENT RESULTS


QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. From time to time, in advertisements, in sales literature or in reports to shareholders, the past performance of the Funds may be illustrated and/or compared with that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, total return of a Fund's classes may be compared to rankings prepared by Lipper Inc., a widely recognized independent service which monitors mutual fund performance; the S&P 500, an index of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the Exchange.

In addition, the performance of the classes of a Fund may be compared to alternative investment or savings vehicles and/or to indices or indicators of economic activity, e.g., inflation or interest rates. The Funds may also include securities industry or comparative performance information in advertising or materials marketing a Fund's shares. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal and Worth may also be cited (if the Funds are listed in any such publication) or used for comparison. A Fund may also use performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Ibbotson Associates, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature or in reports to shareholders of a Fund.

The Funds may also present, from time to time, historical information depicting the value of a hypothetical account in one of more classes of a Fund since inception.

In presenting investment results, the Funds may include references to certain financial planning concepts, including (a) an investor's need to evaluate his or her financial assets and obligations to determine how much to invest; (b) an investor's need to analyze the objectives of various investments to determine where to invest; and (c) an investor's need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.

STANDARDIZED YIELD QUOTATIONS. From time to time, the Trust may provide yield quotations for each Fund's shares. These quotations are calculated by standard methods prescribed by the SEC and may from time to time be used in the Trust's Prospectus, Statement of Additional Information, advertisements, shareholder reports or other communications to shareholders. However, these yield quotations do not necessarily represent the future performance of any Fund. Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields of a Fund will vary based on the type, quality and maturities of the securities held in its portfolio, fluctuations in short-term interest rates and changes in its expenses.

A Fund's yield quotations are computed using the appropriate figures for a particular class as follows: the net change, exclusive of capital changes
(i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing Class 1 or Class 2 account having a balance of one share at the beginning of the seven-day base period is determined by subtracting a hypothetical charge reflecting expense deductions from the hypothetical account, and dividing the net change in value by the value of the share at the beginning of the base period. This base period return is then multiplied by 365/7 with the resulting yield figure carried to the nearest 100th of 1%. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any such additional shares, and all fees that are charged to a Fund, in proportion to the length of the base period and the Fund's average account size (for any fees that vary with the size of an account).

The Trust may also advertise quotations of each Fund's effective yield. Effective yield is computed by compounding the unannualized base period return determined as in the preceding paragraph by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

Effective Yield = (base period return + 1) 365/7 - 1

The Tax Free Fund may advertise its tax equivalent current and effective yields. The Tax Free Fund's tax equivalent current yield is calculated by dividing that portion of the Tax Free Fund's yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Tax Free Fund's yield that is not tax-exempt. The Tax Free Fund's tax equivalent effective yield is calculated by dividing that portion of the Tax Free Fund's effective yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Tax Free Fund's effective yield that is not tax-exempt.

All yields are calculated in accordance with SEC mandated standard formulas.

The Cash Reserves Fund's (Class 1) 7 day yield on 4/30/01 was 4.17%.


The Cash Reserves Fund's (Class 2) 7 day yield on 4/30/01 was 4.42%.


The U.S. Government Fund's (Class 1) 7 day yield on 4/30/01 was 4.01%.


The Tax Free Fund's (Class 1) 7 day yield on 4/30/01 was 2.93%.


15.  FINANCIAL STATEMENTS


The Fund's audited Financial Statements, including the Financial Highlights, for the period ended April 30, 2001 appearing in the Annual Report to Shareholders and the report thereon of PricewaterhouseCoopers LLP, independent auditors, appearing therein are hereby incorporated by reference in this Statement of Additional Information. The Annual Report to Shareholders is delivered with this Statement of Additional Information to shareholders requesting this Statement of Additional Information.

16.  APPENDIX - DESCRIPTION OF SHORT-TERM DEBT RATINGS/1/


MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") PRIME RATING SYSTEM

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries. High rates of return on funds employed. Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation. Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for Bank Deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer's branch is located are not incorporated into Moody's short-term debt ratings.

If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the
-------------------------
/1/ The ratings indicated herein are believed to be the most recent ratings available at the date of this statement of additional information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Trust's fiscal year-end.

reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

MOODY'S DEBT RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicated that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

STANDARD & POOR'S LONG-TERM ISSUE CREDIT RATINGS

Issue credit ratings are based, in varying degrees, on the following considerations:

Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; Nature of and provisions of the obligation; Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                           PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)  (1)  Declaration of Trust1

     (2)  Amendment to the Declaration of Trust3

(b)  (1)  By-Laws1

     (2)  Amendment to the By-Laws3

(c)  Not Applicable

(d)  Investment Adviser Agreement1

(e)  Distribution Agreement3

(f)  Not Applicable

(g)  (1)  Custodian Agreement3

     (2)  Amendment to Custodian Agreement3

(h)  (1)  Administration Agreement3

     (2)  Amendment to Administration Agreement3

     (3)  Transfer Agency and Service Agreement3

     (4)  Expense Limitation Agreement3

(i)  (1)  Opinion and Consent of Counsel2

(j)  (1)  Consent of Independent Auditors3

(k)  Not Applicable

(l)  Initial Capital Agreement2

(m)  Rule 12b-1 Plan1

(n)  Rule 18f-3 Plan1

(o)  Powers of Attorney2

(p)  Not Applicable (Funds are money market funds.)
______________________________________________________

1Incorporated herein by reference to the Registrant's initial Registration Statement filed with the Securities and Exchange Commission (File Nos. 333-90049, 811-09675) on November 1, 1999.

2Incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission on March 28, 2000.

3Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH BOSTON ADVISORS TRUST (THE "TRUST")

Following is a list of subsidiaries of and The Advest Group, Inc. and The MONY Group Inc. On January 31, 2001, The MONY Group Inc. acquired the Advest Group Inc., which owns 100% of Boston Advisors, Inc., the Trust's investment adviser.

                                             JURISDICTION WHERE               PERCENT OWNERSHIP
---------------------------------  ---------------------------------------  ---------------------
NAME                                            INCORPORATED
---------------------------------  ---------------------------------------
A.B. Realty Corporation                          Connecticut                                 100%
Advest, Inc.                                      Delaware                                   100%
Advest Insurance Agency, Inc.                   Massachusetts                                100%
Balanced Capital Services, Inc.                  Connecticut                                 100%
Advest Bank and Trust Company                    Connecticut                                 100%
Advest Capital, Inc.                             Connecticut                                 100%
Advest Mortgages, Inc.                            Delaware                                   100%
Advest Properties, Inc.                           Delaware                                   100%
Advest Transfer Services, Inc.                    Delaware                                   100%
Bank Street Management Company                   Connecticut                                 100%
Billings ad Company, Inc.                        Connecticut                                 100%
Billings Management Company                      Connecticut                                 100%
Boston Advisors, Inc.                           Massachusetts                                100%
Vercoe Insurance Agency, Inc.                       Ohio                                     100%*

*Vercoe Insurance Agency, Inc. has outstanding 2,997 shares of Class B nonvoting common stock, all of which are held by the Advest Group, Inc., and 3 shares of Class A voting common stock held by each of Louis Nommay, Connie McVey and William R. Burns. The Advest Group, Inc. holds an irrevocable voting proxy over the Class A shares under a 3/16/88 Close Corporation
 Agreement. This arrangement is intended to meet technical requirements of Ohio insurance agency regulations which require residents of Ohio to own all voting shares.

                                             JURISDICTION WHERE              PERCENT OWNERSHIP
---------------------------------  ---------------------------------------  --------------------
NAME                                            INCORPORATED
---------------------------------  ---------------------------------------

MONY Life Insurance Company                       New York                                   100%
The Advest Group, Inc.                            Delaware                                   100%
MONY Life Insurance Company of                     Arizona                                   100%
 America
PCP Benefit Plans, Ltd.                           New York                                   100%
MONY Series Fund, Inc.                            Maryland                                   100%
Enterprise Accumulation Trust                   Massachusetts                                100%
Sagamore Financial Corporation                      Ohio                                     100%
Matrix Capital Markets Group,                     Virginia                                   100%
 Inc.
U.S. Financial Life Insurance                       Ohio                                     100%
 Company
Financial Marketing Agency, Inc.                    Ohio                                      99%
Matrix Private Equities, Inc.                     Virginia                                   100%
MONY International Holdings, Inc.                 Delaware                                   100%
MONY Life Insurance Company of
 the Americas, Ltd.                            Cayman Islands                                100%

MONY Bank & Trust Company of the               Cayman Islands                                100%
 Americas, Ltd.
MONY Consultoria Corretagem de                     Brazil                                    100%
 Seguros Ltda.
MONY International Life
 Insurance Co. Seguros de Vida                    Argentina                                  100%
 S.A.

MONY Securities Corporation                       New York                                   100%

                                             JURISDICTION WHERE               PERCENT OWNERSHIP
---------------------------------  ---------------------------------------  ---------------------
NAME                                            INCORPORATED
---------------------------------  ---------------------------------------
1740 Advisers, Inc.                               New York                                   100%
MONY Assets Corp.                                 New York                                   100%
Enterprise Capital Management,                     Georgia                                   100%
 Inc.
MONY Realty Partners, Inc.                        Delaware                                   100%
1740 Ventures, Inc.                               New York                                   100%
MONY Brokerage, Inc.                              Delaware                                   100%
Trusted Investment Advisors,                      Minnesota                                  100%
 Corp.
Trusted Insurance Advisors                        Minnesota                                  100%
 General Agency Corp.
Trusted Securities Advisors Corp.                 Minnesota                                  100%
MONY Benefits Management Corp.                    Delaware                                   100%
Trusted Advisors Insurance                      Massachusetts                                100%
 Agency, Inc.
Enterprise Fund Distributors,                     Delaware                                   100%
 Inc.
EFD Insurance Agency of                           Colorado                                   100%
 Colorado, Inc.
EFD Insurance Agency of                           Virginia                                   100%
 Virginia, Inc.
MBI Insurance Agency of Alabama,                   Alabama                                   100%
 Inc.
MBI Insurance Agency of                         Massachusetts                                100%
 Massachusetts, Inc.
MBI Insurance Agency of New                      New Mexico                                  100%
 Mexico, Inc.
MBI Insurance Agency of Ohio,                       Ohio                                     100%
 Inc.
MBI Insurance Agency of Texas,                      Texas                                    100%
 Inc.
MBI Insurance Agency of                          Washington                                  100%
 Washington, Inc.

Ultimate control of The MONY Group, Inc. is illustrated by the table below, which sets forth information regarding all persons known to The MONY Group, Inc. to be the beneficial owner of more than 5% of the Common Stock of The MONY Group, Inc. as of July 1, 2001:

NAME AND ADDRESS                                 NUMBER OF SHARES                       PERCENTAGE OF CLASS
------------------------------------  --------------------------------------  ---------------------------------------
The Goldman Sachs Group, Inc.                                      3,686,173                                    7.40%
85 Broad Street
New York, NY 10004

ITEM 25.  INDEMNIFICATION

As a Massachusetts business trust, the Trust's operations are governed by the Declaration of Trust. The Trust is an entity of the type commonly known as a "Massachusetts business trust", which is the form in which many mutual funds are organized. The Declaration of Trust provides that the Trustees of the Trust shall not be liable for any action taken by them in good faith, and that they shall be fully protected in relying in good faith upon the records of the Trust and upon reports made to the Trust by persons selected in good faith by the Trustees as qualified to make such reports. The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust provides that the Trust will indemnify the Trustees and officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their positions with the Trust, unless it is determined in the manner provided in the Declaration of Trust that they may have not acted in good faith in the reasonable belief that, in the case of conduct in their official capacity with the Trust, such conduct was in the best interests of the Trust, and in all other cases, that the conduct was at least not opposed to the best interest of the Trust (and in the case of any criminal proceeding, they had no reasonable cause to believe that the conduct was unlawful). However, nothing in the Declaration of Trust or the By-laws protects or indemnifies a Trustee or officer against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

All of the information required by this item is set forth in the Form ADV of the Trust's investment adviser, Boston Advisors, Inc. (File No. 801-18130). The following sections of the Form ADV are incorporated herein by reference:

   (a)  Items 1 and 2 of Part 2; and

   (b)  Item 6, Business Background, of each Schedule D.

ITEM 27.  PRINCIPAL UNDERWRITER

   (a) Advest, Inc. ("Advest") does not act as principal underwriter for any investment companies other than the Trust. The address of Advest is 90 State House Square, Hartford, Connecticut 06103.

   (b) Information regarding the above Distributor is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.

          CRD # on Form BD    1934 Act File #
          ----------------    ---------------
          10                  8-21409

   (c)  Not applicable

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The accounts and records of the Trust are located, in whole or in part, at the office of Boston Advisors, Inc. and the locations set forth below:

(Custody, Fund Accounting and Administration)
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

(Transfer Agent)
Advest Transfer Services, Inc.
90 State House Square
Hartford, CT 06103

ITEM 29.  MANAGEMENT SERVICES

Not applicable.

ITEM 30.  UNDERTAKINGS

The Trust undertakes to file an Amendment to this Registration Statement using certified financial statements showing the initial capital received.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 13 day of July, 2001.

                               BOSTON ADVISORS TRUST

                               /s/ Michael J. Vogelzang
                               ------------------------
                               Michael J. Vogelzang
                               President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on the 13 day of July, 2001.

Signature                                         Title
--------------------------------  -----------------------------------------

/s/ Allen G. Botwinick*           Chairman and Trustee
--------------------------------
Allen G. Botwinick

/s/ Michael J. Vogelzang          Trustee and President
--------------------------------  (principal executive officer)
Michael J. Vogelzang
/s/ Donna C. McAdam               Treasurer
-------------------------------- (principal financial and accounting officer) Donna C. McAdam
/s/ Mone Anathan III*             Trustee
--------------------------------
Mone Anathan III

/s/ Ezekiel Russell Peach, Jr.*   Trustee
--------------------------------
Ezekiel Russell Peach, Jr.

/s/ Hugh A. Dunlap, Jr.*          Trustee
--------------------------------
Hugh A. Dunlap, Jr.

*/s/ John M. DelPrete
---------------------
John M. DelPrete as Attorney-in-fact

Executed by John M. DelPrete on behalf of those indicated pursuant to Power of Attorney dated March 1, 2000 incorporated by reference as an exhibit to Registrant's Pre-Effective Amendment No. 1, filed with the Securities and Exchange Commission on March 28, 2000.

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549



                               _________________



                                    EXHIBITS

                                       TO

                                   FORM N-1A

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                    AND THE

                         INVESTMENT COMPANY ACT OF 1940



                               _________________



                             BOSTON ADVISORS TRUST

                             BOSTON ADVISORS TRUST
                               INDEX TO EXHIBITS

a(2)  Amendment to the Declaration of Trust

b(2)  Amendment to the By-Laws

e     Distribution Agreement

g(1)  Custodian Agreement

g(2)  Amendment to Custodian Agreement

h(1)  Administration Agreement

h(2)  Amendment to Administration Agreement

h(3)  Transfer Agency and Service Agreement

h(4)  Expense Limitation Agreement

j(1)  Consent of Independent Auditors